CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and investments

	2019	2018
Cash	12,302	6,800
Banks and immediately available investments	2,629,350	2,883,344
Cash and cash equivalents	2,641,652	2,890,144

	2019	2018
Short-term investments	3,652,949	459,470